CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash (Note 2)	$ 2,239,986	$ 2,302,418	$ 2,243,670
Accounts receivable, net (Note 2)	1,216,557	282,407	1,430,202
Notes receivable - current portion (Note 3)	1,491,618	1,508,468	0
Prepaid inventory	2,328,999	519,620	1,734,831
Inventory (Note 4)	10,780,455	11,666,251	2,473,322
Prepaid expenses and other current assets	651,601	527,104	174,317
Total current assets	18,709,216	16,806,268	8,056,342
Property & equipment, net (Note 2)	546,896	516,423	214,128
Intangibles, net (Note 6)	2,329,500	2,535,000	3,356,500
Goodwill	1,855,512	1,855,512	1,855,512
Accounts receivable, net of current portion	0	0	310,300
Note receivable - long term portion (Note 3)	0	26,705	0
Investment in KannaLife Sciences (Note 7)	0	0	439,246
Total other assets	4,731,908	4,933,640	6,175,686
Total assets	23,441,124	21,739,908	14,232,028
Current liabilities
Accounts payable	475,066	546,387	24,622
Accrued expenses (Note 5)	175,958	118,206	222,703
Common stock to be issued (Note 10)	0	0	175,000
Amount due to related party	0	0	300
Total Current Liabilities	651,024	664,593	422,625
Non-current liabilities
Line of credit - Roen Ventures, LLC, net of debt discount (Note 9)	0	0	5,502,595
Total liabilities	$ 651,024	$ 664,593	$ 5,925,220
Commitments and contingencies (Note 10)
Stockholders' equity (Note 8)
Preferred stock, par value $0.0001; 10,000,000 shares authorized; no shares issued and outstanding	$ 0	$ 0	$ 0
Common stock, par value $0.0001; 190,000,000 shares authorized; 34,959,166, 33,419,166 and 15,580,000 shares issued and outstanding as of March 31,2015, December 31, 2014 and 2013 respectively	3,495	3,341	1,558
Additional paid-in capital	29,191,777	24,828,337	10,749,662
Accumulated Deficit	(6,405,172)	(3,756,363)	(2,444,412)
Total stockholders' equity	22,790,100	21,075,315	8,306,808
Total liabilities and stockholders' equity	$ 23,441,124	$ 21,739,908	$ 14,232,028